UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

              Investment Company Act file number 811-06135

Templeton Institutional Funds
(Exact name of registrant as specified in charter)

300 S.E. 2nd Street
, Fort Lauderdale, FL 33301-1923
(Address of principal executive offices)  (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: (954) 527-7500_

Date of fiscal year end: _12/31__

Date of reporting period:  12/31/20_

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report. Not Applicable.

Annual Report
Templeton
Institutional Funds
December 31, 2020
Foreign Smaller Companies Series International Equity Series

Not FDIC Insured May Lose Value No Bank Guarantee
ftinstitutional.com
Annual Report
1
Contents
Annual Report
Economic and Market Overview 2
Foreign Smaller Companies Series 3
International Equity Series 10
Financial Highlights and Statements of Investments 18
Financial Statements 30
Notes to Financial Statements 33
Report of Independent Registered
Public Accounting Firm 46
Tax Information 47
Board Members and Officers 49
Shareholder Information 54
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ANNUAL REPORT
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index (USD),
posted a +16.82% total return for the 12 months ended
December 31, 2020.

Stocks fell sharply in early 2020 as
many investors sold equities amid fears of a global economic slowdown due to the novel coronavirus (COVID-19)
pandemic. Global equities began to rebound in late March
2020 amid optimism about easing lockdown restrictions,
vaccine and treatment development and economic stimulus
measures. Despite declines in September and October
due to geopolitical tensions and rising infection rates,
markets rebounded in November and December, as positive
sentiment about successful trials of COVID-19 vaccines,
the beginning of vaccination programs in some countries
and apparent resolution of political uncertainty supported
markets.
In the U.S., pandemic-related restrictions caused stiff
economic headwinds, including mass layoffs that drove
the unemployment rate to 14.8% in April 2020.
2
According
to the National Bureau of Economic Research, the longest
U.S. economic expansion in history ended in February, and
the country slipped into a deep recession. Equities began
to rebound in the spring amid the government’s fiscal and
monetary stimulus, declining jobless claims, rising retail
sales and optimism about treatments and potential vaccines
for COVID-19. Following a record annualized decline in
second-quarter gross domestic product (GDP), resilient
consumer spending helped drive third-quarter GDP to
expand at a record annualized rate, although growth slowed
in the fourth quarter. Equities continued to rise during the summer but declined in the fall due to concerns about
possible new restrictions amid rising COVID-19 infection
rates and uncertainties about additional fiscal stimulus
and the U.S. presidential election. Despite signs that the
economic recovery was stalling as the unemployment
rate remained relatively high (6.7% at period-end) and
consumer spending declined, stocks rallied in November and
December, buoyed by the outcome of the U.S. presidential
election, the start of COVID-19 vaccination programs and the passage of a new U.S. stimulus bill.

In an effort to support the economy, the U.S. Federal
Reserve (Fed) lowered the federal funds target rate to a
range of 0.00%–0.25% in March 2020. The Fed also enacted
quantitative easing measures aimed at ensuring credit flows
to borrowers and supporting credit markets with open-
ended bond purchasing. Furthermore, the Fed signaled that
interest rates would potentially remain low, even if inflation moderately exceeded its 2% target.
In the eurozone, the economy contracted again in the
fourth quarter of 2020, following quarter-on-quarter
expansion in the third quarter and contractions in the
first and second quarters. After several months of gains
due to easing restrictions and robust stimulus measures,
European developed market equities, as measured by
the MSCI Europe Index (USD), declined in September
and October as rising infection rates heightened investor
concerns that the nascent economic revival could stall.
Nevertheless, successful vaccine development and a Brexit
resolution supported European developed market equities,
as measured by the MSCI Europe Index (USD), to post a
+5.93% total return for the period.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index (USD), posted
a +21.30% total return for the 12 months under review.
1
Although pandemic-related lockdowns derailed economic
growth in early 2020, sharp market declines were followed
by rebounds as China’s economy, a key driver of the region’s economic activity, recovered from the contraction in the first quarter and expanded during the rest of 2020. Asian stocks
rose as the region’s economies reopened, aided by robust
stimulus measures and optimism that economic revitalization
would be further spurred by COVID-19 vaccines.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index (USD), posted a +18.69% total
return for the period, despite steep pandemic-related
declines in early 2020, benefiting from improving economic
activity, stabilizing oil prices and U.S. dollar weakness.
1
In
spite of higher COVID-19 cases in some countries, emerging
market stocks rallied near the end of 2020, bolstered by
easing political uncertainty, commencement of COVID-19
vaccinations and rising commodity prices.
The foregoing information reflects our analysis and opinions as of December 31, 2020 . The information is not a complete
analysis of every aspect of any market, country, industry,
security or fund. Statements of fact are from sources
considered reliable.
1. Source: Morningstar.
2. Source: U.S. Bureau of Labor Statistics.
See www.franklintempletondatasources.com for additional data provider information.

ftinstitutional.com
Annual Report
Foreign Smaller Companies Series
This annual report for Foreign Smaller Companies Series
(Fund) covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in investments of smaller companies located outside
the U.S., including emerging markets. For purposes of this
80% policy, the Fund defines smaller companies as those
with market capitalizations that do not exceed $4 billion.
However, under normal conditions, when making an initial
purchase of securities of a company, we will only invest
in securities of companies with a market capitalization of
not more than $2 billion. Once a security qualifies for initial purchase, it continues to qualify for additional purchases
as long as it is held by the Fund, provided that the issuer’s market capitalization does not exceed $4 billion.
Performance Overview
The Fund posted a +8.95% cumulative total return for
the 12 months under review. In comparison, the MSCI All
Country World Index (ACWI) ex USA Small Cap Index, which
measures performance of global developed and emerging
market small-cap equities, excluding the U.S., posted a
+14.67% total return.
1
Please note, index performance
information is provided for reference and we do not attempt
to track the index but rather undertake investments on the
basis of fundamental research. You can find the Fund’s
long-term performance data in the Performance Summary
beginning on page 6 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we apply a
bottom-up, value-oriented, long-term approach, focusing on
the market price of a company’s securities relative to
our evaluation of the company’s long-term earnings, asset
value and cash flow potential. This evaluation includes
an assessment of the potential impacts of material
environmental, social and governance (ESG) factors on
the long-term risk and return profile of a company. We also
consider a company’s price/earnings ratio, profit margins and liquidation value.
Manager’s Discussion
Several of the Fund’s holdings performed well during the
12 months under review. Hong Kong-based Techtronic
Industries is a leading global power tools company. Its
shares rose after the company reported strong financial
results, as it recovered quickly from weakness related to
the novel coronavirus (COVID-19) pandemic. In our long-
term view, we see strengthened prospects for the company,
including further market share gains in the cordless space
and penetration into the light-equipment market.
German medical packaging firm Gerresheimer’s shares
rallied amid a solid set of earnings results. We believe the business remains resilient in the current environment, and
margins and revenues could accelerate over the longer
term following a period of high investment by the firm’s new management team. Furthermore, we view Gerresheimer
as a defensive growth stock trading at what we consider
reasonably inexpensive valuations.
Logitech International is a Switzerland-based computer
peripherals manufacturer. Its shares rose after the
company’s announcement of strong quarterly results.
The company has continued to benefit from COVID-19-
related work-from-home trends. In May 2020, company
management announced a dividend increase and a
substantial share buyback plan, and numerous Wall Street
analysts upgraded their price targets.
Geographic Composition
12/31/20
% of Total
Net Assets
Europe 45.6%
Asia 39.9%
North America 5.6%
Latin America & Caribbean 3.9%
Middle East & Africa 0.9%
Short-Term Investments & Other Net Assets 4.1%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
19
.

Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
In contrast, the Fund had some underperformers during the
period under review. Based in the Bahamas, OneSpaWorld
Holdings operates spas on cruise ships. The company has
a dominant market share in outsourced maritime health
and wellness, is significantly larger than its next largest
competitor and has been a share gainer over time. The
logistics required to staff cruise ship spas on a global basis makes the business very difficult to replicate, an advantage we see strengthening as the industry grows and becomes
more complex. Its shares declined due to COVID-19 fears
and the subsequent impact on travel-related industries. To
bolster its financial flexibility, the company has repatriated cruise ship staff, furloughed most of its land-based spa
staff in the U.S. and the Caribbean, and eliminated all non-
essential operating and capital expenditures.
The shares of Belgium-based Barco, a market leader in
cinema projection, wireless meeting-room technology and
displays for health care, declined due to a decrease in
reported profits during the period. We believe the upcoming
projector-upgrade wave should drive a return to growth in
the cinema business, as laser technology offers total cost-of-
ownership and image-quality benefits over the old, existing
xenon lamp-based projectors. The firm’s ClickShare product
is a runaway success, and we believe it has a clear potential for further growth.
Italy-based Technogym is the world’s second-largest gym
equipment manufacturer. The company has a healthy global
market share, and recent efforts to expand revenue in the
U.S. look promising to us. Since its creation, Technogym
has built its brand on robust research and technological
capabilities, innovative design and one of the widest product ranges in the industry. Technogym has experienced strong
organic growth, and we believe its pricing power and
ongoing focus on efficiencies could continue to lead to high profit margins and free cash flow generation.
It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2020, the U.S.
dollar declined in value relative to most currencies. As a
result, the Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-
U.S. currency exposure. However, one cannot expect the
same result in future periods.
Effective January 1, 2021, the Fund named Harlan B. Hodes
lead portfolio manager and added David A. Tuttle and
Heather Waddell as portfolio managers.
Portfolio Composition
12/31/20
% of Total
Net Assets
Machinery 13.1%
Leisure Products 8.7%
Electronic Equipment, Instruments &
Components 7.4%
Capital Markets 4.8%
Professional Services 4.7%
Textiles, Apparel & Luxury Goods 4.6%
Food Products 4.2%
Specialty Retail 3.4%
Banks 3.1%
Technology Hardware, Storage & Peripherals 3.1%
Food & Staples Retailing 3.1%
Life Sciences Tools & Services 3.0%
Metals & Mining 2.3%
Containers & Packaging 2.2%
Auto Components 2.1%
Other 26.1%
Short-Term Investments & Other Net Assets 4.1%
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Interpump Group SpA 2.0%
Machinery, Italy
Thule Group AB 1.9%
Leisure Products, Sweden
Bucher Industries AG 1.9%
Machinery, Switzerland
Granges AB 1.8%
Metals & Mining, Sweden
Huhtamaki OYJ 1.8%
Containers & Packaging, Finland
Logitech International SA 1.8%
Technology Hardware, Storage & Peripherals,
Switzerland
Siegfried Holding AG 1.7%
Life Sciences Tools & Services, Switzerland
Technogym SpA 1.6%
Leisure Products, Italy
Dometic Group AB 1.6%
Auto Components, Sweden
Tsumura & Co. 1.5%
Pharmaceuticals, Japan

Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
Thank you for your continued participation in Foreign Smaller
Companies Series. We look forward to serving your future
investment needs.
Harlan B. Hodes, CPA
Portfolio Manager
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of December 31, 2020
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Cumulative
Total Return
1
Average Annual
Total Return
2
–
1-Year +8.95% +8.95%
5-Year +45.18% +7.74%
10-Year +88.48% +6.54%
See page 8 for Performance Summary footnotes.

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
See page 8 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $1,000,000 Investment
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
1/1/11– 12/31/20

Foreign Smaller Companies Series
Performance Summary

ftinstitutional.com
Annual Report
All investments involve risks, including possible loss of principal. Smaller, midsized and relatively new or unseasoned companies can be particularly sensitive to changing economic conditions, and their prospects for growth are less certain than those of larger, more established companies. Historically, these securities have exhibited greater price volatility than large-company stocks, particularly over the short term. Special risks are associated with foreign investing, including currency fluctuations, economic instability and political developments. Investments in emerging markets involve heightened risks related to the same factors, in addition to those associated with these markets’ smaller size and lesser liquidity. Because the Fund may invest its assets in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of departure of the U.K. from the European Union may increase market volatility. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The Fund’s prospectus also includes a description of the main investment risks.
1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Source: Morningstar. The MSCI ACWI ex USA Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of small-
cap equity securities of global developed and emerging markets, excluding the U.S.
4. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Net Investment
Income
Long-Term
Capital Gain Total
$0.2236 $0.0595 $0.2831
Total Annual Operating Expenses
4
1.03%

Your Fund’s Expenses
Foreign Smaller Companies Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
$1,000 $1,292.47 $5.92 $1,019.97 $5.22 1.03%

ftinstitutional.com
Annual Report
International Equity Series
This annual report for International Equity Series (Fund)
covers the fiscal year ended December 31, 2020 .
Your Fund’s Goal and Main Investments
The Fund seeks long-term capital growth. Under normal
market conditions, the Fund invests at least 80% of its net
assets in foreign (non-U.S.) equity securities. The Fund
invests predominantly in companies located outside the U.S.
including companies located in developing market countries.
Performance Overview
The Fund’s Primary shares posted a +5.30% cumulative
total return for the 12 months under review.
1
For comparison,
the Fund’s benchmark, the MSCI All Country World Index
(ACWI) ex USA Index, which measures stock market
performance in global developed and emerging markets
excluding the U.S., posted a +11.13% total return for the
period under review.
2
The Fund’s other benchmark, the
MSCI Europe, Australasia, Far East (EAFE) Index, which
measures stock market performance in global developed
markets excluding the U.S. and Canada, posted a +8.28%
total return.
2
Please note, index performance information
is provided for reference and we do not attempt to track
an index but rather undertake investments on the basis of
fundamental research. You can find the Fund’s long-term
performance data in the Performance Summary beginning
on page 14 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance,
go to ftinstitutional.com or call a Franklin Templeton
Institutional Services representative at (800) 321-8563 .
Investment Strategy
When choosing equity investments for the Fund, we employ
a bottom-up, value-oriented, long-term investment approach,
focusing on the market price of a company’s securities
relative to our evaluation of the company’s long-term
earnings, asset value and cash flow potential. This
evaluation includes an assessment of the potential impacts
of material environmental, social and governance (ESG)
factors on the long-term risk and return profile of a company.
We also consider a company’s price/earnings ratio, profit
margins and liquidation value. We attempt to identify
those companies that offer above-average opportunities
for capital appreciation in various countries and industries where economic and political factors, including currency
movements, are favorable to capital growth.
Manager’s Discussion
2020 was a year of surprises and challenges, but also
opportunities. On the one hand, the disconnect between
asset prices and economic fundamentals reached new
extremes, creating headwinds for many price-disciplined
investors. On the other hand, growing market imbalances
and renewed volatility enabled us to reposition and
ultimately strengthen portfolios as opportunities emerged.
Diversification was a big strategic initiative in 2020,
and not just across sectors and regions. We sought
genuine diversification among value classifications,
economic exposures and risk profiles to seek to construct
more dynamic, resilient portfolios. To accomplish this
diversification, we broadened our search for long-term
value, including among higher-quality and mispriced growth
stocks where attractive fundamentals looked sufficiently
undervalued. Finding what we consider mispriced quality
and growth characteristics has been challenging given the
limited quality and growth opportunities in non-U.S. markets relative to the U.S. (as of December 31, 2020, the MSCI
ACWI Quality Index is split roughly 65%/35% in favor of U.S.
versus non-U.S. stocks, while the ACWI Growth Index is split roughly 57%/43% in favor of the U.S.). Growth and quality
Geographic Composition
12/31/20
% of Total
Net Assets
Asia 43.2%
Europe 40.5%
Latin America & Caribbean 3.5%
North America 1.3%
Short-Term Investments & Other Net Assets 11.5%
1. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1e in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
2. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page
19
.

International Equity Series

ftinstitutional.com
Annual Report
are also more expensive internationally (relative to the
broader market), in our analysis, than they are in the U.S., further complicating our efforts to buy stocks with what we
consider attractive fundamentals at a discount.
Though we ultimately did find creative, price-disciplined ways to diversify our value profile, we still struggled to keep up with the Fund’s benchmark index, the MSCI ACWI ex USA
Index, in a year we believe is characterized by speculative
fervor. We entered 2020 positioned conservatively, having
increased defensive exposures in late 2019. We could
not have anticipated that a global pandemic would send
stocks sharply lower in February and March 2020, only that
the market looked vulnerable to disruption. Our defensive
bias was helpful during the market selloff, and as 2020
progressed and the reality of a coordinated, state-sponsored recovery took hold, we added risk to the portfolio. We
remained cautious on traditional value sectors such as
energy, financials and even health care given growing
structural and regulatory risks. However, we found a number
of what we consider interesting opportunities among
industrial cyclicals as well as high-quality companies at the epicenter of the novel coronavirus (COVID-19) pandemic
that we felt were oversold. These companies performed
well in the reflationary environment that characterized
most of 2020 and gave the portfolio a more dynamic value
profile. Ultimately, however, the bulk of recovery gains in
2020 were led by the same quality and growth styles that
have dominated this cycle. Given the premium commanded
by such characteristics, we simply did not have enough
exposure to market-leading themes, which were expensive
based on our analysis, to keep up with the benchmark during
this period of extraordinary stimulus and reflation.
From a sector standpoint, relative weakness was largely
attributable to stock selection in the communication services and health care sectors, which more than offset the benefit
of overweightings in these sectors, as well as stock selection and an underweighting in the consumer discretionary sector.
Japanese telecommunication services firm KDDI was the
biggest relative detractor in the communication services
sector, declining after regulatory risk spiked following an
unexpected leadership change in Japan that saw Yoshihide
Suga, a politician who has advocated for increased
competition in the telecommunication services industry,
become prime minister. We believe that when circumstances
materially change, we must process the new information
and reassess our thesis, which in this case led us to exit the position. German pharmaceuticals and agricultural chemicals
firm Bayer was the biggest health care sector detractor. The market has remained skeptical about the finality of Bayer’s
complex US$12 billion settlement to resolve litigation
stemming from its acquisition of Monsanto (not a Fund
holding), the manufacturer of the controversial weed-killer
Roundup. Adding to the negative sentiment, at the end of
2020’s third quarter, company management issued a profit
warning for 2021. Despite such setbacks, we believe the
stock remains exceedingly cheap and the market will soon
begin to look beyond the litigation issues and focus on
the fundamentals of the underlying business. There were
no consumer discretionary stocks among the 10 biggest
detractors.
Turning to contributors, stock selection in and a favorable
overweighted allocation to materials made a big positive
impact in 2020. Japanese miner and refiner Sumitomo
Metal Mining and Canadian precious metals firms
Wheaton Precious Metals, which has operations in Brazil,
and Barrick Gold (not part of the benchmark index) all
finished among the top 10 relative contributors. We have
maintained precious metals exposure in the portfolio due
to the uncorrelated return profile of the asset class and the hedge-like characteristics it provides amid concerns about
excess debt, economic turmoil and the potentially inflationary impact of extreme monetary accommodation. This strategy
significantly benefited performance as 2020 progressed and
the price of gold rose to a record high before giving back
some gains in the final month of the period.
From a regional standpoint, stock selection in Asia
detracted, pressured by Japan. We continue to like the
fundamental case for Japanese equities. Abenomics has
Portfolio Composition
12/31/20
% of Total
Net Assets
Pharmaceuticals 6.9%
Metals & Mining 5.8%
Technology Hardware, Storage & Peripherals 5.1%
Banks 4.9%
Oil, Gas & Consumable Fuels 4.8%
Electronic Equipment, Instruments &
Components 4.7%
Semiconductors & Semiconductor Equipment 4.5%
Multi-Utilities 4.2%
Beverages 3.7%
Automobiles 3.7%
Diversified Telecommunication Services 3.4%
Chemicals 3.0%
Hotels, Restaurants & Leisure 2.7%
Insurance 2.7%
Other 28.4%
Short-Term Investments & Other Net Assets 11.5%

International Equity Series

ftinstitutional.com
Annual Report
encouraged genuine reform, including accommodative
monetary policy, lower corporate tax rates, deregulation,
corporate governance reforms and greater openness
to trade and immigration; these initiatives are likely to
continue under new Prime Minister Suga. We also like the
bottom-up opportunities in the Japanese market, as many
companies, in our view, still look relatively cheap and offer an interesting combination of defensive characteristics
(diverse revenues and cash-rich balance sheets) as well as
exposure to high-growth end-markets such as China and
industries such as technology and automation. Finally, we
believe some Japanese companies may offer good inflation
protection given elevated commodity exposure and a stable
base currency. Stock selection in Europe also detracted,
pressured by France and the U.K. Costs and trade friction
will inevitably rise with Brexit, but we believe that as such concerns get discounted in asset prices, opportunities will
continue to emerge. Based on our analysis, the U.K. is now
one of the cheapest developed markets in the world, along
with Japan, and as in Japan, numerous U.K. companies
generate a large proportion of their revenues abroad.
Conversely, Canada was the biggest country contributor
during the period, led by the aforementioned precious
metals firms. The portfolio also benefited from a significant retroactive European Union tax reclaim that was posted
during 2020’s fourth quarter.
As we enter 2021, rarely has the disconnect between
corporate fundamentals and share prices been so stark.
Corporate failures have been deferred by government
intervention, but not avoided, which is particularly the case in industries where the COVID-19 pandemic has accelerated
the downfall of already struggling companies. Then there
are the structurally challenged industries that are not directly impacted by the pandemic, but nevertheless remain in
varying stages of terminal decline. These company and
industry challenges suggest to us that a credit cycle, while temporarily deferred, could return in 2021 with negative
implications for future lending growth and bank sector profits.
We also expect increasing political pressure to tax corporate profits and repair government balance sheets, even if just
to improve optics and fend off criticism of government
profligacy. Given such risks, we are not inclined to buy highly indebted companies to try to keep up with a so-called “value rally,” as we believe that our more flexible and diversified approach to value investing will generate more sustainable
returns for our clients. Navigating near-term uncertainty is challenging, especially with so many major changes afoot
in the world. In this environment, we believe that sensibly
diversified, well-balanced portfolios offer considerable
optionality and agility. We think 2020 will likely prove to have been a tipping point for many major themes—shareholder
capitalism, the role of government, digitalization, climate
change, de-globalization, demographics and, likely, inflation.
We are thinking hard about how these issues are likely
to evolve over the long term. We will spend more time
discussing these scenarios in the year ahead while working
hard to ensure that our portfolios are positioned on the right side of unfolding societal and economic shifts.
It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the
U.S. dollar goes up compared with a foreign currency, an
investment traded in that foreign currency will go down in
value because it will be worth fewer U.S. dollars. This can
have a negative effect on Fund performance. Conversely,
when the U.S. dollar weakens in relation to a foreign
currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance.
For the 12 months ended December 31, 2020, the U.S.
dollar declined in value relative to most currencies. As a
result, the Fund's performance was positively affected by the portfolio's investment predominantly in securities with non-
U.S. currency exposure. However, one cannot expect the
same result in future periods.
Top 10 Holdings
12/31/20
Company
Industry , Country
% of Total
Net Assets
a a
Samsung Electronics Co. Ltd. 3.8%
Technology Hardware, Storage & Peripherals,
South Korea
Deutsche Telekom AG 3.4%
Diversified Telecommunication Services,
Germany
E.ON SE 2.7%
Multi-Utilities, Germany
AIA Group Ltd. 2.7%
Insurance, Hong Kong
Hitachi Ltd. 2.6%
Electronic Equipment, Instruments &
Components, Japan
Sony Corp. 2.5%
Household Durables, Japan
Taiwan Semiconductor Manufacturing Co. Ltd. 2.5%
Semiconductors & Semiconductor Equipment,
Taiwan
Komatsu Ltd. 2.3%
Machinery, Japan
Sumitomo Mitsui Financial Group, Inc. 2.3%
Banks, Japan
BAE Systems plc 2.3%
Aerospace & Defense, United Kingdom

International Equity Series

ftinstitutional.com
Annual Report
Thank you for your continued participation in International
Equity Series. We look forward to serving your future
investment needs.
Antonio T. Docal, CFA
Lead Portfolio Manager
Peter A. Nori, CFA
Matthew R. Nagle, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of December 31, 2020, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of December 31, 2020
International Equity Series

ftinstitutional.com
Annual Report
The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 12/31/20
1,2
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to ftinstitutional.com or call a Franklin Templeton Institutional Services representative at (800) 321-8563 .
Share Class
Cumulative
Total Return
3
Average Annual
Total Return
4
–
Primary
1-Year +5.30% +5.30%
5-Year +24.53% +4.48%
10-Year +42.63% +3.61%
Service
1-Year +5.16% +5.16%
5-Year +23.53% +4.32%
10-Year +40.43% +3.45%
See page 16 for Performance Summary footnotes.

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
See page 16 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $1,000,000 Investment
1,2
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
Primary Shares
(1/1/11– 12/31/20 )
Service Shares
(1/1/11– 12/31/20 )

International Equity Series
Performance Summary

ftinstitutional.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Foreign investing involves special risks, including currency fluctuations, economic instability and political developments. Investments in developing markets involve heightened risks related to the same factors, in addition to those associated with these markets’ small or midcap size and lesser liquidity. Because the Fund may invest in companies in a specific region, including Europe, it is subject to greater risks of adverse developments in that region and/or the surrounding regions than a fund that is more broadly diversified geographically. Political, social or economic disruptions in the region, even in countries in which the Fund is not invested, may adversely affect the value of securities held by the Fund. Current uncertainty concerning the economic consequences of the departure of the U.K. from the European Union may increase market volatility. Value securities may not increase in price as anticipated or may decline further in value. Unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen. The
Fund’s prospectus also includes a description of the main investment risks.
1. The Fund has an expense reduction contractually guaranteed through 4/30/21. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.
2. Total return was positively impacted by the recognition of tax reclaims for previously withheld taxes on dividends in certain countries across the European Union (see Note
1e in the Notes to Financial Statements section). Uncertainty exists with respect to future recognition of additional European Union tax reclaims. Total return would have been lower without recognition of such tax reclaims during the year ended 12/31/20.
3. Cumulative total return represents the change in value of an investment over the periods indicated.
4. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
5. Source: Morningstar. The MSCI ACWI ex USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed and emerging markets, excluding the U.S. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance of global developed markets excluding the U.S. and Canada.
6. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(1/1/20–12/31/20)
Share Class
Net Investment
Income
Long-Term
Capital Gain Total
Primary $0.6715 $0.3603 $1.0318
Service $0.6528 $0.3603 $1.0131
Total Annual Operating Expenses
6
Share Class
With Fee
Waiver
Without Fee
Waiver
Primary 0.81% 0.83%
Service 0.96% 0.98%

Your Fund’s Expenses
International Equity Series

ftinstitutional.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 184/366 to reflect the one-half year period.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 7/1/20
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
Ending
Account
Value 12/31/20
Expenses
Paid During
Period
7/1/20–12/31/20
1,2
a
Net
Annualized
Expense
Ratio
2
Primary $1,000 $1,238.21 $4.72 $1,020.92 $4.26 0.84%
Service $1,000 $1,239.70 $5.50 $1,020.23 $4.96 0.98%

Templeton Institutional Funds
Financial Highlights
Foreign Smaller Companies Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2020 2019 2018 2017 2016
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $21.40 $17.96 $25.08 $19.93 $20.90
Income from investment operations
a
:
Net investment income
b
......................... 0.17 0.30 0.37 0.30 0.29
Net realized and unrealized gains (losses) ........... 1.74 3.79 (4.97) 6.49 (0.48)
Total from investment operations .................... 1.91 4.09 (4.60) 6.79 (0.19)
Less distributions from:
Net investment income .......................... (0.22) (0.37) (0.21) (0.68) (0.41)
Net realized gains ............................. (0.06) (0.28) (2.31) (0.96) (0.37)
Total distributions ............................... (0.28) (0.65) (2.52) (1.64) (0.78)
Net asset value, end of year ....................... $23.03 $21.40 $17.96 $25.08 $19.93
Total return .................................... 8.95% 22.86% (18.48)% 34.18% (0.85)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.04% 1.02% 1.01% 0.99% 0.99%
Expenses net of waiver and payments by affiliates ....... 1.03% 1.02%
c
1.00%
d
0.98%
d
0.98%
d
Net investment income ........................... 0.87% 1.48% 1.54% 1.28% 1.44%
Supplemental data
Net assets, end of year (000’s) ..................... $725,098 $782,971 $739,576 $1,040,180 $931,879
Portfolio turnover rate ............................ 34.89% 39.48% 34.10% 25.97% 21.36%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Institutional Funds
Statement of Investments, December 31, 2020
Foreign Smaller Companies Series
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks 95.3%
Bahamas 1.4%
OneSpaWorld Holdings Ltd. ........ Diversified Consumer Services 972,905 $ 9,865,257
Belgium 2.3%
Barco NV ...................... Electronic Equipment, Instruments &
Components 325,708 7,085,661
Fagron ........................ Health Care Providers & Services 254,090 5,909,163
a,b
Kinepolis Group NV .............. Entertainment 86,611 3,673,275
16,668,099
Brazil 1.9%
Camil Alimentos SA ............... Food Products 3,279,000 6,978,475
a
M Dias Branco SA ................ Food Products 1,038,600 6,824,021
13,802,496
Canada 4.4%
Canaccord Genuity Group, Inc. ...... Capital Markets 1,153,038 10,115,482
a,b
Canada Goose Holdings, Inc. ....... Textiles, Apparel & Luxury Goods 118,000 3,510,038
Canadian Western Bank ........... Banks 381,031 8,572,524
Computer Modelling Group Ltd. ...... Energy Equipment & Services 1,290,704 4,951,368
North West Co., Inc. (The) .......... Food & Staples Retailing 189,700 4,837,566
31,986,978
China 3.8%
a
Goodbaby International Holdings Ltd. . Leisure Products 3,393,800 459,671
Greatview Aseptic Packaging Co. Ltd. . Containers & Packaging 5,600,200 3,277,339
Hollysys Automation Technologies Ltd. Electronic Equipment, Instruments &
Components 354,800 5,212,012
c
Shanghai Haohai Biological Technology
Co. Ltd., H, 144A, Reg S ......... Biotechnology 564,000 3,396,914
a,b,c
Xiabuxiabu Catering Management China
Holdings Co. Ltd., 144A, Reg S .... Hotels, Restaurants & Leisure 3,183,000 7,273,914
Xtep International Holdings Ltd. ...... Textiles, Apparel & Luxury Goods 15,659,688 7,825,022
27,444,872
Denmark 0.6%
a
Matas A/S ...................... Specialty Retail 324,000 4,595,217
a
Finland 2.7%
Fiskars OYJ Abp ................. Household Durables 125,674 2,306,102
Huhtamaki OYJ .................. Containers & Packaging 249,629 12,946,218
Metso Outotec OYJ ............... Machinery 427,234 4,292,924
19,545,244
France 2.5%
Beneteau SA .................... Leisure Products 369,256 4,240,005
Nexans SA ..................... Electrical Equipment 110,585 8,002,230
a,b
Solutions 30 SE ................. IT Services 470,874 6,058,594
18,300,829
Germany 5.9%
Gerresheimer AG ................ Life Sciences Tools & Services 57,929 6,247,234
Grand City Properties SA .......... Real Estate Management & Development 268,315 6,932,871
Jenoptik AG .................... Electronic Equipment, Instruments &
Components 224,637 6,861,822
b
Rational AG .................... Machinery 10,939 10,176,820
Stabilus SA ..................... Machinery 139,574 9,867,347

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
Germany (continued)
a
VIA Optronics AG, ADR ............ Electronic Equipment, Instruments &
Components 188,100 $ 2,531,826
42,617,920
Greece 0.5%
JUMBO SA ..................... Specialty Retail 224,430 3,870,455
Hong Kong 3.6%
Johnson Electric Holdings Ltd. ...... Auto Components 1,629,741 4,035,760
Techtronic Industries Co. Ltd. ....... Machinery 771,500 11,027,378
Value Partners Group Ltd. .......... Capital Markets 8,132,000 4,287,371
VTech Holdings Ltd. .............. Communications Equipment 907,700 7,045,366
26,395,875
Indonesia 0.7%
XL Axiata Tbk . PT ................ Wireless Telecommunication Services 27,382,900 5,325,747
Israel 0.9%
a
Max Stock Ltd. .................. Multiline Retail 1,514,900 6,723,363
a
Italy 6.1%
a
Brunello Cucinelli SpA ............. Textiles, Apparel & Luxury Goods 89,696 3,916,815
Interpump Group SpA ............. Machinery 294,615 14,584,962
a
MARR SpA ..................... Food & Staples Retailing 317,345 6,538,142
a
Sanlorenzo SpA ................. Leisure Products 398,605 8,135,544
a,c
Technogym SpA , 144A, Reg S ...... Leisure Products 1,001,481 11,337,291
44,512,754
Japan 21.9%
Anicom Holdings, Inc. ............. Insurance 910,500 9,514,410
Asahi Co. Ltd. ................... Specialty Retail 190,700 3,000,041
Asics Corp. ..................... Textiles, Apparel & Luxury Goods 577,100 11,098,501
Bunka Shutter Co. Ltd. ............ Building Products 410,700 3,877,297
Daibiru Corp. ................... Real Estate Management & Development 272,500 3,452,953
Dowa Holdings Co. Ltd. ............ Metals & Mining 94,700 3,432,928
en -japan, Inc. ................... Professional Services 141,000 4,235,569
Fuji Oil Holdings, Inc. ............. Food Products 386,700 11,060,391
Hosokawa Micron Corp. ........... Machinery 81,300 5,010,902
Idec Corp. ...................... Electrical Equipment 303,500 5,364,666
IDOM, Inc. ..................... Specialty Retail 940,800 5,001,023
Kobayashi Pharmaceutical Co. Ltd. ... Personal Products 28,700 3,507,896
Meitec Corp. .................... Professional Services 209,300 10,884,442
Morinaga & Co. Ltd. .............. Food Products 67,200 2,527,846
Morita Holdings Corp. ............. Machinery 226,800 3,858,374
Nichiha Corp. ................... Building Products 330,800 10,430,998
Nihon Parkerizing Co. Ltd. .......... Chemicals 333,700 3,461,318
Nissei ASB Machine Co. Ltd. ........ Machinery 143,200 8,186,411
Qol Holdings Co. Ltd. ............. Food & Staples Retailing 559,200 6,111,720
Seria Co. Ltd. ................... Multiline Retail 122,900 4,511,703
Shima Seiki Manufacturing Ltd. ...... Machinery 262,500 4,453,595
Square Enix Holdings Co. Ltd. ....... Entertainment 142,600 8,645,931
TechnoPro Holdings, Inc. .......... Professional Services 119,600 9,935,878
Topcon Corp. ................... Electronic Equipment, Instruments &
Components 242,900 3,022,954
Tsumura & Co. .................. Pharmaceuticals 373,100 11,221,618
Zojirushi Corp. .................. Household Durables 176,300 3,154,700
158,964,065

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Netherlands 4.7%
Aalberts NV .................... Machinery 85,094 $ 3,786,407
a
Accell Group NV ................. Leisure Products 158,434 5,003,495
a
Arcadis NV ..................... Construction & Engineering 239,501 7,911,558
c
Flow Traders, 144A, Reg S ......... Capital Markets 252,236 8,351,001
a,c
Intertrust NV, 144A, Reg S ......... Professional Services 529,084 8,971,781
34,024,242
Norway 0.5%
c
Sbanken ASA, 144A, Reg S ........ Banks 429,148 3,449,009
South Korea 1.4%
a
BNK Financial Group, Inc. .......... Banks 768,498 4,019,790
a
DGB Financial Group, Inc. .......... Banks 1,031,194 6,451,063
10,470,853
Spain 0.9%
a
Construcciones y Auxiliar de
Ferrocarriles SA ................ Machinery 131,097 6,286,327
a
Sweden 5.7%
Cloetta AB, B ................... Food Products 1,024,180 3,043,239
a,c
Dometic Group AB, 144A .......... Auto Components 847,389 11,239,186
a,b
Granges AB .................... Metals & Mining 1,062,684 12,989,729
a,c
Thule Group AB, 144A, Reg S ....... Leisure Products 370,219 13,853,326
41,125,480
Switzerland 7.5%
Bucher Industries AG ............. Machinery 29,805 13,670,433
a
Landis+Gyr Group AG ............. Electronic Equipment, Instruments &
Components 96,860 7,609,343
b
Logitech International SA .......... Technology Hardware, Storage & Peripherals 133,100 12,935,989
a
Siegfried Holding AG .............. Life Sciences Tools & Services 16,416 12,081,897
Tecan Group AG ................. Life Sciences Tools & Services 6,676 3,274,460
a
Zur Rose Group AG .............. Food & Staples Retailing 15,287 4,905,223
54,477,345
Taiwan 7.5%
Chicony Electronics Co. Ltd. ........ Technology Hardware, Storage & Peripherals 3,094,037 9,506,267
Giant Manufacturing Co. Ltd. ........ Leisure Products 990,482 9,703,006
King Yuan Electronics Co. Ltd. ...... Semiconductors & Semiconductor Equipment 6,907,000 8,559,869
Merida Industry Co. Ltd. ........... Leisure Products 1,227,000 10,308,306
Nan Pao Resins Chemical Co. Ltd. ... Chemicals 529,100 2,942,198
Nien Made Enterprise Co. Ltd. ...... Household Durables 514,000 5,975,035
Quang Viet Enterprise Co. Ltd. ...... Textiles, Apparel & Luxury Goods 88,700 341,591
Tripod Technology Corp. ........... Electronic Equipment, Instruments &
Components 1,582,000 6,688,666
54,024,938
Thailand 1.0%
Hana Microelectronics PCL ......... Electronic Equipment, Instruments &
Components 5,663,100 7,501,299
United Kingdom 5.7%
a
Coats Group plc ................. Textiles, Apparel & Luxury Goods 3,482,467 3,208,998
a
Greggs plc ..................... Hotels, Restaurants & Leisure 250,735 6,135,838
Man Group plc .................. Capital Markets 4,689,886 8,856,104
a
Oxford Instruments plc ............ Electronic Equipment, Instruments &
Components 269,731 7,362,424
Rathbone Brothers plc ............ Capital Markets 148,999 3,136,219

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
Stock Spirits Group plc ............ Beverages 1,197,234 $ 4,391,214
a,c
Watches of Switzerland Group plc, 144A Specialty Retail 993,466 7,866,665
40,957,462
United States 1.2%
Axis Capital Holdings Ltd. .......... Insurance 85,130 4,289,701
a
Livent Corp. .................... Chemicals 231,100 4,353,924
8,643,625
Total Common Stocks (Cost $459,079,419) .....................................
691,579,751
Preferred Stocks 0.5%
Brazil 0.5%
a,d
Alpargatas SA, 0.13% ............. Textiles, Apparel & Luxury Goods 434,400 3,522,326
a
Total Preferred Stocks (Cost $1,114,971) .......................................
3,522,326
Warrants
a a a a a
Warrants 0.1%
Bahamas 0.1%
a
OneSpaWorld Holdings Ltd. , 3/19/24 .. Diversified Consumer Services 202,835 614,590
Total Warrants (Cost $–) ......................................................
614,590
Total Long Term Investments (Cost $460,194,390) ...............................
695,716,667
Short Term Investments 4.8%
a a
Principal
Amount
*
a Value
a a a a a a
U.S. Government and Agency Securities 0.4%
United States 0.4%
e
FFCB, 1/04/21 .................. 1,900,000 1,900,000
e
FHLB, 1/04/21 .................. 1,300,000 1,300,000
3,200,000
Total U.S. Government and Agency Securities (Cost $3,199,998) ..................
3,200,000
Industry Shares
f
Investments from Cash Collateral Received for Loaned
Securities 4.4%
Money Market Funds 4.4%
g,h
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 31,885,434 31,885,434
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$31,885,434) ................................................................
31,885,434
a a a a a
Total Short Term Investments (Cost $35,085,432 ) ................................
35,085,434
a a a
a
Total Investments (Cost $495,279,822) 100.7% ..................................
$730,802,101
Other Assets, less Liabilities (0.7)% ...........................................
(5,704,413)
Net Assets 100.0% ...........................................................
$725,097,688
a a a

Templeton Institutional Funds
Statement of Investments
Foreign Smaller Companies Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

See Abbreviations on page 45 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2020. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the aggregate value of these securities was $75,739,087, representing 10.4% of net assets.
d
Variable rate security. The rate shown represents the yield at period end.
e
The security was issued on a discount basis with no stated coupon rate.
f
See Note 1(d) regarding securities on loan.
g
See Note 3(d) regarding investments in affiliated management investment companies.
h
The rate shown is the annualized seven-day effective yield at period end.

Templeton Institutional Funds
Financial Highlights
International Equity Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2020 2019 2018 2017 2016
Primary Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.54 $14.87 $21.99 $18.65 $19.05
Income from investment operations
a
:
Net investment income
b
......................... 1.03
c
0.64 0.42 0.45 0.45
Net realized and unrealized gains (losses) ........... (0.32) 1.06 (3.66) 3.81 (0.20)
Total from investment operations .................... 0.71 1.70 (3.24) 4.26 0.25
Less distributions from:
Net investment income .......................... (0.67) (1.02) (0.42) (0.64) (0.46)
Net realized gains ............................. (0.36) (0.01) (3.46) (0.28) (0.19)
Total distributions ............................... (1.03) (1.03) (3.88) (0.92) (0.65)
Net asset value, end of year ....................... $15.22 $15.54 $14.87 $21.99 $18.65
Total return .................................... 5.30% 11.57% (14.87)% 22.92% 1.30%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.87% 0.82% 0.80% 0.78% 0.78%
Expenses net of waiver and payments by affiliates ....... 0.84% 0.82%
d
0.80%
d,e
0.78%
d
0.78%
d
Net investment income ........................... 7.51%
c
4.13% 1.98% 2.13% 2.44%
Supplemental data
Net assets, end of year (000’s) ..................... $447,139 $1,695,980 $2,785,308 $4,412,494 $4,539,205
Portfolio turnover rate ............................ 89.34% 36.83%
f
25.60%
f
16.39%
f
14.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.77 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.86% and total return would have been (0.03)%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11.

Templeton Institutional Funds
Financial Highlights
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2020 2019 2018 2017 2016
Service Shares
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $15.79 $14.97 $22.07 $18.72 $19.11
Income from investment operations
a
:
Net investment income
b
......................... 1.17
c
0.98 0.38 0.39 0.42
Net realized and unrealized gains (losses) ........... (0.47) 0.70 (3.66) 3.85 (0.20)
Total from investment operations .................... 0.70 1.68 (3.28) 4.24 0.22
Less distributions from:
Net investment income .......................... (0.65) (0.85) (0.36) (0.61) (0.42)
Net realized gains ............................. (0.36) (0.01) (3.46) (0.28) (0.19)
Total distributions ............................... (1.01) (0.86) (3.82) (0.89) (0.61)
Net asset value, end of year ....................... $15.48 $15.79 $14.97 $22.07 $18.72
Total return .................................... 5.16% 11.34% (15.01)% 22.73% 1.15%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 0.97% 0.95% 0.93% 0.93%
Expenses net of waiver and payments by affiliates ....... 0.98% 0.97%
d
0.95%
d,e
0.93%
d
0.93%
d
Net investment income ........................... 8.42%
c
3.98% 1.83% 1.98% 2.29%
Supplemental data
Net assets, end of year (000’s) ..................... $448 $700 $5,375 $14,164 $8,624
Portfolio turnover rate ............................ 89.34% 36.83%
f
25.60%
f
16.39%
f
14.88%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchas-
es of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.78 per share related to an adjustment for EU reclaims in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 2.77% and total return would have been (0.14)%.
d
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Excludes the value of portfolio activity as a result of in-kind transactions. See Note 11.

Templeton Institutional Funds
Statement of Investments, December 31, 2020
International Equity Series
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks 88.5%
Belgium 1.1%
Anheuser-Busch InBev SA/NV ...... Beverages 70,561 $ 4,923,013
Brazil 3.5%
Wheaton Precious Metals Corp. ..... Metals & Mining 174,181 7,278,879
Yara International ASA ............ Chemicals 198,227 8,223,796
15,502,675
Canada 1.3%
Barrick Gold Corp. ............... Metals & Mining 256,300 5,838,514
China 3.2%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 230,600 6,706,893
Yum China Holdings, Inc., (USD Traded) Hotels, Restaurants & Leisure 21,300 1,216,017
b
Yum China Holdings, Inc., (HKD Traded) Hotels, Restaurants & Leisure 112,150 6,429,773
14,352,683
France 4.9%
Sanofi ......................... Pharmaceuticals 74,608 7,231,528
TOTAL SE ..................... Oil, Gas & Consumable Fuels 188,713 8,145,608
Veolia Environnement SA .......... Multi-Utilities 269,015 6,633,464
22,010,600
Germany 14.3%
a
adidas AG ...................... Textiles, Apparel & Luxury Goods 18,717 6,809,616
Bayer AG ...................... Pharmaceuticals 127,768 7,527,274
c
Covestro AG, 144A, Reg S ......... Chemicals 82,195 5,064,524
Deutsche Telekom AG ............. Diversified Telecommunication Services 833,879 15,221,083
E.ON SE ....................... Multi-Utilities 1,090,124 12,071,701
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 108,916 9,082,593
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 112,897 4,311,557
Siemens AG .................... Industrial Conglomerates 25,766 3,711,653
63,800,001
Hong Kong 2.7%
AIA Group Ltd. .................. Insurance 986,400 12,020,391
Ireland 1.4%
CRH plc ....................... Construction Materials 148,550 6,317,582
Japan 28.5%
Hitachi Ltd. ..................... Electronic Equipment, Instruments &
Components 290,800 11,477,676
Honda Motor Co. Ltd. ............. Automobiles 310,100 8,749,874
Isuzu Motors Ltd. ................ Automobiles 802,100 7,635,701
Kirin Holdings Co. Ltd. ............ Beverages 374,900 8,852,512
Komatsu Ltd. ................... Machinery 376,400 10,387,995
Kyocera Corp. ................... Electronic Equipment, Instruments &
Components 155,300 9,532,068
Matsumotokiyoshi Holdings Co. Ltd. .. Food & Staples Retailing 179,500 7,656,146
Mitsubishi Electric Corp. ........... Electrical Equipment 595,800 9,004,714
Mitsui Fudosan Co. Ltd. ........... Real Estate Management & Development 162,690 3,406,659
Sony Corp. ..................... Household Durables 112,400 11,326,333
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 211,800 9,421,076
Sumitomo Mitsui Financial Group, Inc. . Banks 333,900 10,350,284
Suntory Beverage & Food Ltd. ...... Beverages 84,879 3,006,363
Taisei Corp. .................... Construction & Engineering 247,500 8,538,387
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 232,528 8,415,043
127,760,831

Templeton Institutional Funds
Statement of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry Shares a Value
a
Common Stocks
(continued)
Luxembourg 0.8%
a
ArcelorMittal SA ................. Metals & Mining 157,686 $ 3,606,419
a
Netherlands 1.0%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 28,696 4,562,951
Norway 1.1%
Equinor ASA .................... Oil, Gas & Consumable Fuels 282,275 4,763,950
South Korea 5.0%
KB Financial Group, Inc. ........... Banks 96,028 3,808,181
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 226,186 16,865,018
Shinhan Financial Group Co. Ltd. .... Banks 65,499 1,940,618
22,613,817
Spain 1.6%
Red Electrica Corp. SA ............ Electric Utilities 347,968 7,144,449
Switzerland 2.7%
Adecco Group AG ................ Professional Services 62,113 4,136,935
Roche Holding AG ............... Pharmaceuticals 22,332 7,778,203
11,915,138
Taiwan 3.8%
Catcher Technology Co. Ltd. ........ Technology Hardware, Storage & Peripherals 783,000 5,755,974
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 593,492 11,224,572
16,980,546
United Kingdom 11.6%
BAE Systems plc ................ Aerospace & Defense 1,525,984 10,177,186
BP plc ......................... Oil, Gas & Consumable Fuels 2,497,623 8,619,285
a
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 206,311 5,038,504
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 777,794 5,430,429
Compass Group plc .............. Hotels, Restaurants & Leisure 247,320 4,613,191
a
DS Smith plc .................... Containers & Packaging 1,194,414 6,105,955
a
Informa plc ..................... Media 334,286 2,499,761
a
International Consolidated Airlines
Group SA ..................... Airlines 1,585,461 3,450,214
a
Standard Chartered plc ............ Banks 949,125 6,027,330
51,961,855
Total Common Stocks (Cost $298,821,569) .....................................
396,075,415
a a a a a
Escrows and Litigation Trusts 0.0%
d
Hemisphere Properties India Ltd.,
Escrow Account ................ 2,094,964 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $298,821,569) ...............................
396,075,415

Templeton Institutional Funds
Statement of Investments
International Equity Series
(continued)
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 2.5%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 1.3%
United States 1.3%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 5,645,058 $ 5,645,058
Total Money Market Funds (Cost $5,645,058) ...................................
5,645,058
g
Investments from Cash Collateral Received for Loaned
Securities 1.2%
Money Market Funds 1.2%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ............. 5,609,390 5,609,390
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$5,609,390) .................................................................
5,609,390
a a a a a
Total Short Term Investments (Cost $11,254,448 ) ................................
11,254,448
a a a
a
Total Investments (Cost $310,076,017) 91.0% ...................................
$407,329,863
Other Assets, less Liabilities 9.0% .............................................
40,256,732
Net Assets 100.0% ...........................................................
$447,586,595
a a a
a
Non-income producing.
b
A portion or all of the security is on loan at December 31, 2020. See Note 1(d).
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2020, the value of this security was $5,064,524, representing 1.1% of net assets.
d
Fair valued using significant unobservable inputs. See Note 12 regarding fair value measurements.
e
See Note 3(d) regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
g
See Note 1(d) regarding securities on loan.

Templeton Institutional Funds
Statement of Investments
International Equity Series
(continued)
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2020, the Fund had the following futures contracts outstanding. See Note 1(c).
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Equity contracts
MSCI EAFE Index ............................ Long 228 $ 24,291,120 3/19/21 $ 531,148
Total Futures Contracts ...................................................................... $531,148
*
As of period end.

Templeton Institutional Funds
Financial Statements
Statements of Assets and Liabilities
December 31, 2020
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller
Companies
Series
International
Equity Series
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $463,394,388 $298,821,569
Cost - Non-controlled affiliates (Not e 3d) ....................................... 31,885,434 11,254,448
Value - Unaffiliated issuers (Includes securities loaned of $33,917,402 and $5,470,353 , respectively) ............................................................ $698,916,667 $396,075,415
Value - Non-controlled affiliates (Not e 3d) ...................................... 31,885,434 11,254,448
Cash ................................................................... 27,426,476 —
Receivables:
Investment securities sold .................................................. 563,433 254,538
Capital shares sold ....................................................... 443,096 650,655
Dividends and interest .................................................... 1,869,774 9,085,749
European Union tax reclaims (Note 1 e ) ........................................ 332,769 39,992,687
Deposits with brokers for:
Futures contracts ....................................................... — 1,986,336
Other assets ............................................................. 89 174
Total assets ......................................................... 761,437,738 459,300,002
Liabilities:
Payables:
Investment securities purchased ............................................. 2,212,942 57
Capital shares redeemed .................................................. 1,548,765 2,633,200
Management fees ........................................................ 570,795 293,507
Transfer agent fees ....................................................... 11,727 11,825
IRS closing agreement fees for European Union tax reclaims (Not e 1e) ................ — 2,677,594
Variation margin on futures contracts .......................................... — 196,142
Payable upon return of securities loaned ........................................ 31,885,434 5,609,390
Accrued expenses and other liabilities .......................................... 110,387 291,692
Total liabilities ........................................................ 36,340,050 11,713,407
Net assets, at value ................................................ $725,097,688 $447,586,595
Net assets consist of:
Paid-in capital ............................................................ $496,478,040 $281,187,451
Total distributable earnings (losses) ............................................ 228,619,648 166,399,144
Net assets, at value ................................................ $725,097,688 $447,586,595
Shares outstanding ........................................................ 31,490,809 —
Net asset value per share ................................................... $23.03 —
International
Equity Series
Primary Shares:
Net assets, at value ....................................................................... $447,139,078
Shares outstanding ........................................................................ 29,374,158
Net asset value per share ................................................................... $15.22
Service Shares:
Net assets, at value ....................................................................... $447,517
Shares outstanding ........................................................................ 28,906
Net asset value per share ................................................................... $15.48

Templeton Institutional Funds
Financial Statements
Statements of Operations
for the year ended December 31, 2020
ftinstitutional.com
The accompanying notes are an integral part of these financial statements. Annual Report

Foreign Smaller
Companies
Series
International
Equity Series
Investment income:
Dividends: (net of foreign taxes of $1,627,675 and $3,218,295, respectively)
Unaffiliated issuers ....................................................... $11,864,446 $24,047,359
Non-controlled affiliates (Note 3d) ............................................ — 95,383
Interest:
Unaffiliated issuers ....................................................... — 9,950
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) .................................... 120,310 5,544
Non-controlled affiliates (Note 3d) ............................................ 5,562 4,749
Other income (Note 1e) ..................................................... — 53,241,334
Less: IRS closing agreement fees for European Union tax reclaims (Note 1e) ............. — (2,677,594)
Total investment income .................................................. 11,990,318 74,726,725
Expenses:
Management fees (Note 3a) .................................................. 5,998,465 6,946,066
Transfer agent fees: (Note 3c)
    Primary Shares ......................................................... — 241,103
    Service Shares ......................................................... — 121
Transfer agent fees (Note 3 c ) ................................................. 168,414 —
Sub-transfer agent fees: (Note 3c)
    Service Shares ......................................................... — 690
Custodian fees (Note 4) ..................................................... 83,030 100,938
Reports to shareholders ..................................................... 23,166 26,852
Registration and filing fees ................................................... 32,720 64,894
Professional fees .......................................................... 111,199 109,139
Trustees' fees and expenses ................................................. 86,266 144,603
Other ................................................................... 31,073 122,278
Total expenses ........................................................ 6,534,333 7,756,684
Expenses waived/paid by affiliates (Note 3d and 3e) ............................ (15,878) (248,839)
Net expenses ........................................................ 6,518,455 7,507,845
Net investment income ............................................... 5,471,863 67,218,880
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $– and $368,724, respectively)
Unaffiliated issuers ..................................................... 13,983,136 81,766,168
Foreign currency transactions ............................................... (191,122) 535,555
Futures contracts ........................................................ — 1,929,182
Net realized gain (loss) ................................................. 13,792,014 84,230,905
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... 30,143,204 (248,370,117)
Translation of other assets and liabilities denominated in foreign currencies ............. 108,569 2,543,365
Futures contracts ........................................................ — 531,148
Net change in unrealized appreciation (depreciation) ........................... 30,251,773 (245,295,604)
Net realized and unrealized gain (loss) ........................................... 44,043,787 (161,064,699)
Net increase (decrease) in net assets resulting from operations ......................... $49,515,650 $(93,845,819)

Templeton Institutional Funds
Financial Statements
Statements of Changes in Net Assets
ftinstitutional.com
Annual Report The accompanying notes are an integral part of these financial statements.

Foreign Smaller Companies Series International Equity Series
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Year Ended
December 31, 2020
Year Ended
December 31, 2019
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,471,863 $11,895,673 $67,218,880 $98,629,747
Net realized gain (loss) ............ 13,792,014 3,120,067 84,230,905 108,505,678
Net change in unrealized appreciation
(depreciation) ................. 30,251,773 149,654,268 (245,295,604) 42,791,765
Net increase (decrease) in net
assets resulting from operations . 49,515,650 164,670,008 (93,845,819) 249,927,190
Distributions to shareholders:
Primary Shares .................. — — (53,111,315) (110,720,036)
Service Shares .................. — — (29,760) (37,634)
Distributions to shareholders ......... (8,851,726) (24,074,759) — —
Total distributions to shareholders ..... (8,851,726) (24,074,759) (53,141,075) (110,757,670)
Capital share transactions: (Note 2 )
Primary Shares .................. — — (1,101,888,702) (1,228,181,281)
Service Shares .................. — — (218,302) (4,991,010)
Capital share transactions (Note 2 ) ..... (98,536,876) (97,200,893) — —
Total capital share transactions ....... (98,536,876) (97,200,893) (1,102,107,004) (1,233,172,291)
Net increase (decrease) in net
assets ..................... (57,872,952) 43,394,356 (1,249,093,898) (1,094,002,771)
Net assets:
Beginning of year .................. 782,970,640 739,576,284 1,696,680,493 2,790,683,264
End of year ...................... $725,097,688 $782,970,640 $447,586,595 $1,696,680,493

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Templeton Institutional Funds (Trust) is registered under
the Investment Company Act of 1940 (1940 Act) as an
open-end management investment company, consisting
of two separate funds (Funds) and applies the specialized
accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP). International
Equity Series offers Primary Shares and Service
Shares. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on
matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset
value (NAV) per share each business day as of 4 p.m.
Eastern time or the regularly scheduled close of the New
York Stock Exchange (NYSE), whichever is earlier. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Funds' pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds' pricing services use
various techniques including industry standard option pricing models and proprietary discounted cash flow models to
determine the fair value of those instruments. The Funds' net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
T he Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures, the
Funds primarily employ a market-based approach which
may use related or comparable assets or liabilities, recent
transactions, market multiples, book values, and other
relevant information for the investment to determine the
fair value of the investment. An income-based valuation
approach may also be used in which the anticipated future
cash flows of the investment are discounted to calculate
fair value. Discounts may also be applied due to the nature
or duration of any restrictions on the disposition of the
investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market
existed.

Templeton Institutional Funds
Notes to Financial Statements

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Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may
not take place on every Funds' business day. Events can
occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2020, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 inputs within the fair value
hierarchy. See the Fair Value Measurements note for more
information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds'  NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
Certain or all Funds invested in derivative financial
instruments in order to manage risk or gain exposure to
various other investments or markets. Derivatives are
financial contracts based on an underlying or notional
amount, require no initial investment or an initial net
investment that is smaller than would normally be required
to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Funds to gains or
losses in excess of the amounts shown in the Statements of
Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the
period are included in the Statements of Operations.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.
Certain or all Funds entered into exchange traded futures
contracts primarily to manage and/or gain exposure to
equity price risk. A futures contract is an agreement between
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
the Funds and a counterparty to buy or sell an asset at a
specified price on a future date. Required initial margins are pledged by the Funds, and the daily change in fair value is
accounted for as a variation margin payable or receivable.
d. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Funds receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Fund. Additionally, Foreign
Smaller Companies Series received $2,271,552 in U.S.
Government and Agency securities as collateral. The Funds
may receive income from the investment of cash collateral,
in addition to lending fees and rebates paid by the borrower.
Income from securities loaned, net of fees paid to the
securities lending agent and/or third-party vendor, is reported separately in the Statements of Operations. The Funds
bear the market risk with respect to any cash collateral
investment, securities loaned, and the risk that the agent
may default on its obligations to the Funds. If the borrower defaults on its obligation to return the securities loaned, the
Funds have the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Funds in the event of
default by a third party borrower.
e. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
As a result of several court cases, in certain countries across the European Union, certain or all Funds filed additional
tax reclaims for previously withheld taxes on dividends
earned in those countries (EU reclaims). These additional
filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the European
Union, as well as a number of related judicial proceedings.
Income recognized, if any, for EU reclaims is reflected as
other income in the Statements of Operations and any
related receivable, if any, is reflected as European Union
tax reclaims in the Statements of Assets and Liabilities.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income
tax purposes, EU reclaims received by the Funds, if any,
reduce the amounts of foreign taxes Fund shareholders can
use as tax credits in their individual income tax returns. In the event that EU reclaims received by the Funds during
the fiscal year exceed foreign withholding taxes paid, and
the Funds previously passed foreign tax credit on to its
shareholders, the Funds will enter into a closing agreement
with the Internal Revenue Service (IRS) in order to pay the
associated tax liability on behalf of the Funds' shareholders.
During the fiscal year ended December 31, 2020, certain or
all Funds received EU reclaims in excess of the foreign taxes paid during the year. International Equity Series determined to enter into closing agreement with the IRS and recorded
the estimated fees as a reduction to income, as reflected in the Statements of Operations.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability
that it will be sustained upon examination by the tax
authorities based on its technical merits. As of December
31, 2020, each Fund has determined that no tax liability is
required in its financial statements related to uncertain tax
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
positions for any open tax years (or expected to be taken
in future tax years). Open tax years are those that remain
subject to examination and are based on the statute of
limitations in each jurisdiction in which the Funds invest.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Funds. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
e. Income and Deferred Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At December 31, 2020, there were an unlimited number of shares authorized (without par value) . Transactions in the Fund s ’
shares were as follows:
Foreign Smaller Companies
Series
Shares Amount
Advisor Class
Year ended December 31, 2020
Shares sold ................................... 9,412,891 $166,630,256
Shares issued in reinvestment of distributions .......... 341,853 7,788,220
Shares redeemed ............................... (14,851,654) (272,955,352)
Net increase (decrease) .......................... (5,096,910) $(98,536,876)
Year ended December 31, 2019
Shares sold ................................... 8,611,598 $170,364,115
Shares issued in reinvestment of distributions .......... 1,009,567 21,290,168
Shares redeemed ............................... (14,221,258) (288,855,176)
Net increase (decrease) .......................... (4,600,093) $(97,200,893)
International Equity Series
Shares Amount
Primary Shares
Primary Shares:
Year ended December 31, 2020
Shares sold ................................... 14,329,539 $202,147,807
Shares issued in reinvestment of distributions .......... 3,342,528 46,688,253
Shares redeemed ............................... (97,427,178) (1,350,724,762)
Net increase (decrease) .......................... (79,755,111) $(1,101,888,702)
Year ended December 31, 2019
Shares sold ................................... 18,050,479 $283,546,929
Shares issued in reinvestment of distributions .......... 6,269,496 96,463,056
Shares redeemed in-kind (Note 11 ) .................. (2,752,970) (43,653,289)
Shares redeemed ............................... (99,738,674) (1,564,537,977)
Net increase (decrease) .......................... (78,171,669) $(1,228,181,281)
Service Shares
Service Shares:
Year ended December 31, 2020
Shares sold ................................... 2,179 $29,850
Shares issued in reinvestment of distributions .......... 2,098 29,760
Shares redeemed ............................... (19,698) (277,912)
Net increase (decrease) .......................... (15,421) $(218,302)
Year ended December 31, 2019
Shares sold ................................... 282,815 $4,436,390
Shares issued in reinvestment of distributions .......... 2,411 37,634
Shares redeemed ............................... (599,915) (9,465,034)
Net increase (decrease) .......................... (314,689) $(4,991,010)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Foreign Smaller Companies Series pays an investment management fee to TIC based on the average daily net assets of the
Fund as follows:
International Equity Series pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2020, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
Effective January 1, 2021, under a subadvisory agreement, FTIC, an affiliate of TIC, will provide subadvisory services to
Foreign Smaller Companies Series. The subadvisory fee will be paid by TIC based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Subsidiary Affiliation
Templeton Investment Counsel, LLC (TIC) Investment manager
Franklin Templeton Investments Corp. (FTIC) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Templeton Distributors, Inc. (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.950% Up to and including $1 billion
0.930% Over $1 billion, up to and including $5 billion
0.910% Over $5 billion, up to and including $10 billion
0.890% Over $10 billion, up to and including $15 billion
0.870% Over $15 billion, up to and including $20 billion
0.850% In excess of $20 billion
Annualized Fee Rate Net Assets
0.775% Up to and including $1 billion
0.755% Over $1 billion, up to and including $5 billion
0.735% Over $5 billion, up to and including $10 billion
0.715% Over $10 billion, up to and including $15 billion
0.695% Over $15 billion, up to and including $20 billion
0.675% In excess of $20 billion
Foreign Smaller
Companies
Series
International
Equity Series
Gross effective investment management fee rate ........ 0.950% 0.775%

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
b. Administrative Fees
Under an agreement with TIC, FT Services provides administrative services to the Funds. The fee is paid by TIC based on each of the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, each class reimburses Investor Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.
For the year ended December 31, 2020, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
International Equity Series’ Service shares may pay up to 0.15% of average daily net assets for sub-transfer agency fees as noted in the Statements of Operations.
d. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended December 31, 2020, investments in affiliated management investment companies were as follows:
Foreign Smaller
Companies
Series
International
Equity Series
Transfer agent fees ........................ $168,414 $241,224 aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Foreign Smaller Companies Series
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $1,722,366 $131,628,025 $(101,464,957) $ — $ — $31,885,434 31,885,434 $5,562
Total Affiliated Securities .... $1,722,366 $131,628,025 $(101,464,957) $— $— $31,885,434 $5,562
International Equity Series
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $47,789,147 $807,702,655 $(849,846,744) $— $— $5,645,058 5,645,058 $95,383
3. Transactions with Affiliates
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
e. Waiver and Expense Reimbursements
Effective April 1, 2020, TIC has contractually agreed in advance to limit the investment management fees for International
Equity Series to 0.74% of the average daily net assets of the Fund until April 30, 2021. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
4. Expense Offset Arrangement
The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses.  During the year ended December 31, 2020, there were no credits earned.
5. Income Taxes
The tax character of distributions paid during the years ended December 31, 2020 and December 31, 2019, was as follows:
At December 31, 2020, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
International Equity Series (continued)
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust - Money
Market Portfolio, 0% ......... $— $30,877,361 $(25,267,971) $ — $ — $5,609,390 5,609,390 $4,749
Total Affiliated Securities .... $47,789,147 $838,580,016 $(875,114,715) $— $— $11,254,448 $100,132
Foreign Smaller Companies Series International Equity Series
2020 2019 2020 2019
Distributions paid from:
Ordinary income ........................ $6,991,704 $13,764,473 $34,560,894 $109,524,076
Long term capital gain .................... 1,860,022 10,310,286 18,580,181 1,233,593
$8,851,726 $24,074,759 $53,141,075 $110,757,669
3. Transactions with Affiliates
(continued)
d. Investments in Affiliated Management Investment Companies
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of EU reclaims, passive foreign investment company shares, foreign capital gains tax, foreign currency transactions, corporate actions, wash sales and financial futures transactions.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
In accordance with U.S. GAAP permanent differences are reclassified among capital accounts to reflect their tax character. At the year ended December 31, 2020, such reclassifications were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2020, were as follows:
At December 31, 2020, in connection with securities lending transactions, certain or all Funds loaned investments and received cash collateral as follows:
Foreign Smaller
Companies
Series
International
Equity Series
a a a
Cost of investments ....................... $504,767,959 $321,568,027
Unrealized appreciation ..................... $253,769,052 $102,280,010
Unrealized depreciation ..................... (27,734,910) (15,987,027)
Net unrealized appreciation (depreciation) ....... $226,034,142 $86,292,983
Distributable earnings:
Undistributed ordinary income ................ $135,979 $1,640,123
Undistributed long term capital gains ........... 2,046,588 40,072,892
Total distributable earnings .................. $2,182,567 $41,713,015
International
Equity Series
Paid-in Capital ........................... $41,764,606
Total distributable earnings (loss) ............. $(41,764,606)
Foreign Smaller
Companies
Series
International
Equity Series
Purchases .............................. $212,800,378 $756,223,156
Sales .................................. $312,421,013 $1,828,570,482
Foreign Smaller
Companies
Series
International
Equity Series
Securities lending transactions
a
:
Equity investments
b
........................ $31,885,434 $5,609,390
a
The agreements can be terminated at any time.
b
The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Statements of Assets and Liabilities.
5. Income Taxes
(continued)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
7. Other Derivative Information
At December 31, 2020, Funds’ investments in derivative contracts are reflected in the Statements of Assets and Liabilities as follows:
For the year ended December 31, 2020, the effect of derivative contracts in the Statements of Operations was as follows:
For the year ended December 31, 2020, the average month end notional amount of futures contracts was $3,260,371.
See Note 1(c) regarding derivative financial instruments.
8. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Current political and financial uncertainty surrounding the European
Union may increase market volatility and the economic risk of investing in securities in Europe. In addition, certain foreign securities may not be as liquid as U.S. securities.
9. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement s of
Assets and Liabilities
Location Fair Value
Statement s of
Assets and Liabilities
Location Fair Value
International Equity Series
Equity contracts ...........
Variation margin on futures
contracts
$ 531,148
a
Variation margin on futures
contracts
$ —
Total .................... $531,148 $—
a
This amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Statement of Investments. Only the variation margin receivable/
payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
International Equity Series
Equity contracts ...........
Futures contracts $1,929,182 Futures contracts $531,148
Total .................... $1,929,182 $531,148

Templeton Institutional Funds
Notes to Financial Statements

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10. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matured on February 5, 2021. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
February 5, 2021, the Borrowers renewed the Global Credit Facility for a one year term, maturing February 4, 2022, for a total of $2.675 billion.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit
Facility. These fees are reflected in other expenses in the Statements of Operations. During the year ended December 31,
2020, International Equity Series utilized the Global Credit facility by drawing down $182,000,000 on December 1, 2020.
The drawdown was repaid on December 3, 2020. The average borrowing and the average interest rate for the days with outstanding borrowings were $182,000,000 and 1.15%, respectively. TIC paid $11,669 for interest on this borrowing. During the year ended December 31, 2020, Foreign Smaller Companies Series did not use the Global Credit Facility.
11. Redemption In-Kind
During the year ended December 31, 2019, International Equity Series realized $5,298,021 of net gains resulting from a redemption in-kind in which a shareholder redeemed fund shares for cash and securities held by the Fund. Because such gains are not taxable to the Fund and are not distributed to remaining shareholders, they have been reclassified from accumulated net realized gains to paid-in capital.
12. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)

Templeton Institutional Funds
Notes to Financial Statements

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Annual Report
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2020, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Foreign Smaller Companies Series
Assets:
Investments in Securities:
Common Stocks :
Bahamas ............................ $ 9,865,257 $ — $ — $ 9,865,257
Belgium ............................. — 16,668,099 — 16,668,099
Brazil ............................... — 13,802,496 — 13,802,496
Canada ............................. 31,986,978 — — 31,986,978
China ............................... 5,212,012 22,232,860 — 27,444,872
Denmark ............................ 4,595,217 — — 4,595,217
Finland .............................. — 19,545,244 — 19,545,244
France .............................. — 18,300,829 — 18,300,829
Germany ............................ 12,708,646 29,909,274 — 42,617,920
Greece .............................. — 3,870,455 — 3,870,455
Hong Kong ........................... — 26,395,875 — 26,395,875
Indonesia ............................ — 5,325,747 — 5,325,747
Israel ............................... — 6,723,363 — 6,723,363
Italy ................................ — 44,512,754 — 44,512,754
Japan ............................... — 158,964,065 — 158,964,065
Netherlands .......................... 13,975,276 20,048,966 — 34,024,242
Norway .............................. — 3,449,009 — 3,449,009
South Korea .......................... — 10,470,853 — 10,470,853
Spain ............................... 6,286,327 — — 6,286,327
Sweden ............................. — 41,125,480 — 41,125,480
Switzerland ........................... 12,935,989 41,541,356 — 54,477,345
Taiwan .............................. — 54,024,938 — 54,024,938
Thailand ............................. — 7,501,299 — 7,501,299
United Kingdom ....................... 7,866,665 33,090,797 — 40,957,462
United States ......................... 8,643,625 — — 8,643,625
Preferred Stocks ........................ — 3,522,326 — 3,522,326
Warrants .............................. 614,590 — — 614,590
Short Term Investments ................... 31,885,434 3,200,000 — 35,085,434
Total Investments in Securities ........... $146,576,016 $584,226,085 $— $730,802,101
International Equity Series
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 4,923,013 — 4,923,013
Brazil ............................... 7,278,879 8,223,796 — 15,502,675
Canada ............................. 5,838,514 — — 5,838,514
China ............................... 1,216,017 13,136,666 — 14,352,683
France .............................. — 22,010,600 — 22,010,600
Germany ............................ — 63,800,001 — 63,800,001
Hong Kong ........................... — 12,020,391 — 12,020,391
Ireland .............................. — 6,317,582 — 6,317,582
Japan ............................... — 127,760,831 — 127,760,831
Luxembourg .......................... — 3,606,419 — 3,606,419
Netherlands .......................... 4,562,951 — — 4,562,951
Norway .............................. — 4,763,950 — 4,763,950
South Korea .......................... — 22,613,817 — 22,613,817
Spain ............................... — 7,144,449 — 7,144,449
Switzerland ........................... — 11,915,138 — 11,915,138
12. Fair Value Measurements
(continued)

Templeton Institutional Funds
Notes to Financial Statements

ftinstitutional.com
Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
13. New Accounting Pronouncements
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04,
Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The
amendments in the ASU provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.
14. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure, other than those already disclosed in the financial statements.
Abbreviations
Level 1 Level 2 Level 3 Total
International Equity Series (continued)
Assets:
Investments in Securities:
Common Stocks:
Taiwan .............................. $ — $ 16,980,546 $ — $ 16,980,546
United Kingdom ....................... — 51,961,855 — 51,961,855
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 11,254,448 — — 11,254,448
Total Investments in Securities ........... $30,150,809 $377,179,054 $— $407,329,863
Other Financial Instruments:
Futures contracts ........................ $ 531,148 $ — $ — $ 531,148
Total Other Financial Instruments ......... $531,148 $— $— $531,148
a
Includes securities determined to have no value at December 31, 2020.
Selected Portfolio
ADR
American Depositary Receipt
FFCB
Federal Farm Credit Banks Funding Corp.
FHLB
Federal Home Loan Banks
12. Fair Value Measurements
(continued)

Templeton Institutional Funds
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees of Templeton Institutional Funds and Shareholders of Foreign Smaller Companies Series and
International Equity Series
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the statements of investments, of Foreign
Smaller Companies Series and International Equity Series (constituting Templeton Institutional Funds, hereafter collectively referred to as the "Funds") as of December 31, 2020, the related statements of operations for the year ended December 31,
2020, the statements of changes in net assets for each of the two years in the period ended December 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2020 and each of the financial highlights for each of the five years in the period ended December 31, 2020 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2021
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Institutional Funds
Tax Information (unaudited)

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Annual Report
Under Section 852(b)(3)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as long term capital gain dividends for the fiscal year ended December 31, 2020:
Under Section 871(k)(2)(C) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as short term capital gain dividends for purposes of the tax imposed under Section 871(a)(1)
(A) of the Internal Revenue Code for the fiscal year ended December 31, 2020:
Under Section 854(b)(1)(B) of the Internal Revenue Code, the Funds hereby report the maximum amount allowable but no less than the following amounts as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Internal
Revenue Code for the fiscal year ended December 31, 2020:
Distributions, including qualified dividend income, paid during calendar year 2020 will be reported to shareholders on Form
1099-DIV by mid-February 2021. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.
At December 31, 2020, more than 50% of the Foreign Smaller Companies Series’ total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund hereby reports to shareholders the foreign source income and foreign taxes paid, pursuant to
Section 853 of the Internal Revenue Code.
The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign source qualified dividends as reported by the Fund to shareholders of record.
Foreign Tax Paid Per Share is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund’s distribution to which the foreign taxes relate), or, as a tax deduction.
Foreign Source Income Per Share is the amount per share of income dividends attributable to foreign securities held by the
Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.
1
Foreign
Smaller
Companies
Series
International
Equity
Series
$2,658,578 $56,308,612
Foreign
Smaller
Companies
Series
International
Equity
Series
$13,175 $—
Foreign
Smaller
Companies
Series
International
Equity
Series
$6,409,086 $21,032,007
Class
ForeignTax
Paid
Per Share
Foreign Source
Income Per Share
Foreign Source
Qualified Dividend
Income Per Share
Foreign Smaller Companies Series
Fund Shares $0.0501 $0.2618 $0.1257

Templeton Institutional Funds
Tax Information (unaudited)

ftinstitutional.com
Annual Report
1. Qualified dividends are taxed at reduced long term capital gains tax rates. In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.
Foreign Source Qualified Dividends Per Share is the amount per share of foreign source qualified dividends plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income Per Share that were derived from qualified foreign securities held by the Fund.
1
At the beginning of each calendar year, shareholders will receive Form 1099-DIV which will include their share of taxes paid during the prior calendar year. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their income tax returns.

Templeton Institutional Funds
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1992 125 Bar-S Foods (meat packing company) (1981-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Ann Torre Bates (1958) Trustee Since 2008 30 Ares Capital Corporation (specialty finance company) (2010-present),
United Natural Foods, Inc.
(distributor of natural, organic and
specialty foods) (2013-present),
formerly , Allied Capital Corporation
(financial services) (2003-
2010), SLM Corporation (Sallie
Mae) (1997-2014) and Navient
Corporation (loan management,
servicing and asset recovery)
(2014-2016).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Executive Vice President and Chief Financial Officer, NHP Incorporated (manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).
Mary C. Choksi (1950) Trustee Since 2016 125 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-May 2020).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Templeton Institutional Funds

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 1996
and Lead Independent
Trustee since 2007
125 Hess Corporation (exploration
of oil and gas) (1993-present),
Canadian National Railway
(railroad) (2001-present), White
Mountains Insurance Group, Ltd.
(holding company) (2004-present),
Santander Consumer USA
Holdings, Inc. (consumer finance)
(2016-present); Santander
Holdings USA (holding company)
(2019-present); and formerly ,
RTI International Metals, Inc.
(manufacture and distribution of
titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 125 Boeing Capital Corporation (aircraft financing) (2006-2010).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Private investor; and formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company
(aerospace company), and member of the Executive Council (May 2019-January 1, 2020); Executive Vice President, General Counsel and
member of the Executive Council, The Boeing Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for
the Fourth Circuit (1991-2006).
David W. Niemiec (1949) Trustee Since 2005 30 Hess Midstream LP (oil and
gas midstream infrastructure)
(2017-present).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Advisor, Saratoga Partners (private equity fund); and formerly , Managing Director, Saratoga Partners (1998-2001) and SBC Warburg Dillon
Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief Financial
Officer, Dillon, Read & Co. Inc. (1982-1997).
Larry D. Thompson (1945) Trustee Since 2005 125 Graham Holdings Company
(education and media organization)
(2011-present); and formerly ,
The Southern Company (energy
company) (2014-May 2020;
previously 2010-2012), Cbeyond,
Inc. (business communications
provider) (2010-2012).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-September 2020); Executive Vice President - Government
Affairs, General Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government
Affairs, General Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor,
University of Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Constantine D.
Tseretopoulos(1954)
Trustee Since 1990 19 None
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Physician, Chief of Staff, owner and operator of the Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and
formerly , Cardiology Fellow, University of Maryland (1985-1987); and Internal Medicine Resident, Greater Baltimore Medical Center (1982-
1985).
Robert E. Wade (1946) Trustee Since 2007 30 El Oro Ltd (investments) (2003-
2019).
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Attorney at law engaged in private practice as a sole practitioner (1972-2008) and member of various boards.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Trustee Since 2007 136 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 39 of the investment companies in Franklin Templeton; Vice Chairman,
Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015), Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the
Board and Trustee
since 2013
and Vice President
since 1996
125 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 37 of the investment companies in Franklin Templeton.
Alan Bartlett (1970) President
and Chief
Executive Officer
– Investment
Management
Since 2019 Not Applicable Not Applicable
Lyford Cay
Nassau, Bahamas
Principal Occupation During at Least the Past 5 Years:
President and Director, Templeton Global Advisors Limited; Chief Investment Officer of Templeton Global Equity Group; officer of five of the investment companies in Franklin Templeton; Chairman of the Board, Goodhart Partners; and formerly , Chief Executive Officer, Goodhart
Partners (2009-2019).
Independent Board Members
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 41 of the investment companies in Franklin Templeton.
Breda M. Beckerle (1958) Chief Compliance
Officer
Since October 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc., Franklin Advisers, Inc., Franklin Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Institutional, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Steven J. Gray (1955) Vice President Since 2009 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Vice President, Franklin Templeton Distributors, Inc. and FASA, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of 41 of the investment companies in Franklin Templeton; and formerly , Vice
President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Robert G. Kubilis (1973) Chief Financial
Officer, Chief
Accounting
Officer and
Treasurer
Since 2017 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of 39 of the investment companies in Franklin Templeton.
Robert Lim (1948) Vice President –
AML Compliance
Since 2016 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Vice President, Franklin Templeton Companies, LLC; Chief Compliance Officer, Franklin Templeton Distributors, Inc. and Franklin Templeton
Investor Services, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Associate General Counsel and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds

ftinstitutional.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change
The Sarbanes-Oxley Act of 2002 and Rules adopted by the U.S. Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated each of Ann Torre Bates and David W. Niemiec as an audit committee financial expert. The Board believes that Ms. Bates and Mr. Niemiec qualify as such an expert in view of their extensive business background and experience. Ms.
Bates has served as a member of the Fund Audit Committee since 2008. She currently serves as a director of Ares Capital Corporation (2010-present) and United
Natural Foods, Inc. (2013-present) and was formerly a director of Navient Corporation from 2014 to 2016, SLM Corporation from 1997 to 2014 and Allied Capital
Corporation from 2003 to 2010, Executive Vice President and Chief Financial Officer of NHP Incorporated from 1995 to 1997 and Vice President and Treasurer of
US Airways, Inc. until 1995. Mr. Niemiec has served as a member of the Fund Audit Committee since 2005, currently serves as an Advisor to Saratoga Partners and was formerly its Managing Director from 1998 to 2001 and serves as a director of Hess Midstream LP (2017-present). Mr. Niemiec was formerly a director of
Emeritus Corporation from 1999 to 2010 and OSI Pharmaceuticals, Inc. from 2006 to 2010, Managing Director of SBC Warburg Dillon Read from 1997 to 1998, and was Vice Chairman from 1991 to 1997 and Chief Financial Officer from 1982 to 1997 of Dillon, Read & Co. Inc. As a result of such background and experience, the
Board believes that Ms. Bates and Mr. Niemiec have each acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Bates and Mr. Niemiec are independent Board members as that term is defined under the applicable U.S. Securities and Exchange Commission Rules and Releases
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Craig S. Tyle (1960) Vice President Since 2005 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of 41 of the investment companies in Franklin Templeton.
Lori A. Weber (1964) Vice President
and Secretary
Vice President since
2011 and Secretary
since 2013
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of 41 of the investment companies in Franklin Templeton.
Interested Board Members and Officers
(continued)

Templeton Institutional Funds
Shareholder Information

ftinstitutional.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Statement of Investments
The Trust, on behalf of the Fund, files a complete statement of investments with the U.S. Securities and Exchange
Commission for the first and third quarters for each
fiscal year as an exhibit to its report on Form N-PORT.
Shareholders may view the filed Form N-PORT by visiting
the Commission’s website at sec.gov. The filed form may
also be viewed and copied at the Commission’s Public
Reference Room in Washington, DC. Information regarding
the operations of the Public Reference Room may be
obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
each Fund's financial reports every six months. In addition, you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

ZTIF A 02/21
© 2021 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Templeton Institutional Funds
Investment Manager Distributor Shareholder Services
Templeton Investment Counsel, LLC Franklin Templeton Distributors, Inc. (800) 321-8563
ftinstitutional.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2)
The audit committee financial experts are Ann
Torre Bates and David W. Niemiec
and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.
(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $104,916 for the fiscal year ended December 31, 2020 and $156,080 for the fiscal year ended December 31, 2019.

(b)      Audit-Related Fees
The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4 were $3,133 for the fiscal year ended December 31, 202019 and $3,1333,102 for the fiscal year ended December 31, 20198. The services for which these fees were paid included attestation services.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $0 for the fiscal year ended December 31, 2020 and $20,000 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included professional fees in connection with tax treatment of equipment lease transactions and professional fees in connection with an Indonesia withholding tax refund claim.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $1,208 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended December 31, 2020 and $160,144 for the fiscal year ended December 31, 2019.  The services for which these fees were paid included valuation services related to Fair Value engagement, benchmarking services in connection with the ICI TA Survey, and issuance of an Auditors' Certificate for South Korean regulatory shareholder disclosures.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $3,133 for the fiscal year ended December 31, 2020 and $184,485 for the fiscal year ended December 31, 2019.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
  N/A

Item 6. Schedule of Investments.   N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for
Closed-End Management Investment Companies.  N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.  N/A

Item 9
. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
During the period covered by this report, a third-party service provider commenced performing certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

Item 12.
Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                      N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

Code of Ethics

(a)(2)
Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 302

(b)
Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Robert G. Kubilis, Chief Financial Officer and Chief Accounting Officer

Section 906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON INSTITUTIONAL FUNDS

By  _________________________
     Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  _________________________
     Matthew T. Hinkle
     Chief Executive Officer – Finance and Administration
Date February 26, 2021

By  _________________________
      Robert G. Kubilis
Chief Financial Officer and Chief Accounting Officer
Date February 26, 2021